Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	CAD 396,727	CAD 319,056
Pension and OPEB	57,969	54,458
Acquisition-related costs	6,035	5,168
Environmental obligation	28,230	28,555
Production tax credit	3,027	2,098
Reserves not currently deductible	2,503	2,315
Other	4,970	3,988
Total deferred income tax assets	499,461	415,638
Less valuation allowance	(17,478)	(15,534)
Total deferred tax assets	481,983	400,104
Deferred tax liabilities:
Property, plant and equipment	(544,616)	(387,931)
Intangible assets	(2,760)	(2,752)
Outside basis in partnership	(32,221)	(15,194)
Regulatory accounts	(28,270)	(49,399)
Financial derivatives	(31,806)	(15,013)
Total deferred tax liabilities	(639,673)	(470,289)
Net deferred tax liabilities	(157,690)	(70,185)
Deferred tax assets	18,109	64,275
Deferred tax liabilities	CAD (175,799)	CAD (134,460)